PRE-OPENING EXPENSES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PRE-OPENING EXPENSES
Rents	¥ 460		¥ 221	¥ 192
Personnel costs	14		18	6
Others	28		16	8
Total	¥ 502	$ 72	¥ 255	¥ 206